FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Management of Capital Risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Total loans, financing and debentures	R$ 59,106,522	R$ 44,015,645
Marketable securities	(12,611,302)	(15,873,853)
Cash and cash equivalents	(10,739,126)	(192,659)	R$ (286,607)	R$ (335,307)
Net debt	35,756,094	27,949,133
Total Shareholders' Equity	111,028,636	76,416,764	R$ 73,751,294	R$ 71,159,264
Total capital	R$ 146,784,730	R$ 104,365,897
Financial Leverage Index	24.00%	27.00%